Commitments, contingencies and guarantees - Guarantees (Details) $ in Thousands	Sep. 30, 2022 CAD ($)
Disclosure of contingent liabilities [line items]
Letters of credit in addition to the letters of credit covered by the unsecured committed revolving credit facility	$ 67,566
Liability for refusal or failure to perform under bid and performance bonds | Guarantees
Disclosure of contingent liabilities [line items]
Maximum potential exposure if specified in agreement	$ 19,259